TAXATION (Narrative) (Details) $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 14, 2008	Jan. 01, 2008	Mar. 31, 2007	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017
TAXATION
Income tax expense (benefit)				$ (27,364)		$ 35,772	$ 23,504
Deferred Tax Assets, Net				17,208		4,944
Unrecognized tax benefits
Unrecognized tax benefits including interest and penalties				$ 104,788		126,378
December 31, 2017
TAXATION
Effective income tax rate reconciliation, GILTI, percent				10.50%	10.50%
December 31, 2025
TAXATION
Effective income tax rate reconciliation, GILTI, percent				13.125%	13.125%
Inland Revenue, Hong Kong | Foreign Tax Authority
TAXATION
Tax rate on profits				16.50%	16.50%
Withholding on dividend remittance				$ 0
First tier of profits assessed at half tax rate					$ 2
Preferential tax rate				8.25%	8.25%
Income tax expense (benefit)				$ 0		0	0
Internal Revenue Service (IRS) | Foreign Tax Authority
TAXATION
Tax rate on profits				21.00%	21.00%				35.00%
Inland Revenue, Singapore (IRAS) | Foreign Tax Authority
TAXATION
Income tax expense (benefit)				$ 0		0	0	$ 0
Tax assessable profits				$ 0		$ 0	$ 0
State Administration of Taxation, China | PRC - Domestic Tax Authority
TAXATION
Tax rate on profits			25.00%
State Administration of Taxation, China | PRC - Domestic Tax Authority | High And New Technology Enterprises
TAXATION
Preferential tax rate	15.00%			15.00%	15.00%	15.00%	15.00%
Preferential certificate term (in years)				3 years	3 years	3 years	3 years
Preferential certificate renewal term (in years)				3 years	3 years	3 years	3 years
State Administration of Taxation, China | PRC - Domestic Tax Authority | PRC Resident Enterprise
TAXATION
Transitional enterprise income tax rate		25.00%